Stockholders' Equity (Additional Information) (Detail) - USD ($)									1 Months Ended		12 Months Ended
	Apr. 10, 2015	Mar. 18, 2015	Nov. 18, 2014	Sep. 23, 2013	Sep. 18, 2013	Dec. 18, 2012	Apr. 13, 2012	Jan. 21, 2012	Apr. 10, 2015	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2015	May. 08, 2013
Class of Stock [Line Items]
Preferred stock, shares authorized											5,000,000	5,000,000
Preferred stock, par value (usd per share)											$ 0.0001	$ 0.0001
Common stock, shares authorized											200,000,000	125,000,000
Common stock, par value (usd per share)											$ 0.0001	$ 0.0001
Issuance of common stock, shares					17,500,000		9,751,000				1,400,000.0
Share price (usd per share)					$ 2.00
Proceeds from issuance of shares				$ 5,200,000	$ 35,000,000	$ 24,300,000	$ 14,600,000				$ 2,300,000
Purchase Agreement Term			36 months
Number of shares per unit					1
Number of shares availabe from warrants					0.35
Exercise price (usd per share)					$ 2.50										$ 2.47
Proceeds from issuance of shares, net underwriting discounts, commissions and offering expenses						$ 22,500,000	$ 13,500,000			$ 37,500,000
Warrant To Purchase Share Of Common Stock						0.50
Class Of Warrant Or Right Exercise Price Of Warrants						$ 1.90
Class Of Warrant Or Right Exercise Price Of Warrants Under Underwritten Public Offering						$ 1.60
Issuance of common stock											$ 10,705,000	$ 37,539,000	$ 36,378,000
Common Stock [Member]
Class of Stock [Line Items]
Shares issued, overallotment option					2,625,000
Warrants to purchase common stock [Member]
Class of Stock [Line Items]
Shares issued, overallotment option					918,750
Warrants Issued Under Underwritten Public Offering						15,156,250
Lincoln Park Capital, LLC [Member]
Class of Stock [Line Items]
Issuance of common stock, shares											4,600,000.0
Share price (usd per share)			$ 2.00
Proceeds from issuance of shares			$ 4,900,000								$ 8,500,000
Stock Issued During Period, Shares, Purchase of Assets			2,500,000
Lincoln Park Capital, LLC [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock, shares			631,221
Proceeds from issuance of shares			$ 50,000,000
MLV & Co. LLC and Maxim Group LLC [Member]
Class of Stock [Line Items]
At Market Issuance Sales Agreements, Percent of Gross Proceeds											3.00%
At Market Issuance Sales Agreements, Maximum Gross Proceeds											$ 20,000,000
Kwang Dong Pharmaceutical Company [Member]
Class of Stock [Line Items]
Issuance of common stock								$ 400,000			$ 1,247,000
Kwang Dong Pharmaceutical Company [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock, shares								579,710			492,988
Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, shares authorized		3,653,846												275,000,000
Issuance of common stock, shares		24,358,974
Share price (usd per share)		$ 1.56
Proceeds from issuance of shares		$ 38,000,000
Number of shares per unit		0.50
Number of shares availabe from warrants		1,826,923
Exercise price (usd per share)		$ 2.08
Shares issued, overallotment option	3,653,846	1,826,923
Proceeds from issuance of shares, net underwriting discounts, commissions and offering expenses	$ 5,400,000								$ 40,800,000